Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000254728 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000254728 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000254728 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000254728 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000254728 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000254728 | 38141W273 | Goldman Sachs Financial Square Government Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000254728 | 904767704 | Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000254728 | G9618E107 | White Mountains Insurance Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254728 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254728 | 55261F104 | M&T Bank Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254728 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000254728 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000254728 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000254728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254728 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000254728 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000254728 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254728 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000254728 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000254728 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000254728 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000254728 | Financials
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000254728 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.40%
C000254728 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.60%
C000232649 | 38141W273 | Goldman Sachs Financial Square Government Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000232649 | 48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000232649 | 084670108 | Berkshire Hathaway, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000232649 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000232649 | 369604301 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000232649 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232649 | 548661107 | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232649 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232649 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232649 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232649 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232649 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000232649 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000232649 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000232649 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000232649 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000232649 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000232649 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000232649 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	90.30%
C000232649 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.70%